Consolidated Balance Sheets $ in Thousands		Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Current assets:
Cash and cash equivalents		$ 3,858,000	$ 5,089	$ 6,561
Accounts receivable, net		3,619,000	4,775	5,635
Prepaid expenses and other current assets, net		1,793,000	2,366	2,248
Deferred financing costs		270,000	356
Inventory		10,667,000	14,073	11,892
Total current assets		20,207,000	26,659	26,336
Financial instrument		186,000	245	245
Property, plant and equipment, net		6,454,000	8,515	8,818
Deferred tax assets, net		56,000	74	66
Total non-current assets		6,696,000	8,834	9,129
TOTAL ASSETS		26,903,000	35,493	35,465
Current liabilities:
Bank loans - current		3,215,000	4,241	5,457
Lease payable - current		227,000	300	280
Accounts payable, accruals, and other current liabilities		1,580,000	2,085	2,664
Warranty liabilities		17,000	22	22
Income taxes payable		113,000	149	319
Contract liabilities		5,276,000	6,960	4,319
Total current liabilities		10,428,000	13,757	13,802
Bank loans – non-current		2,835,000	3,740	3,976
Lease payable – non-current		973,000	1,283	1,406
Total non-current liabilities		3,808,000	5,023	5,382
TOTAL LIABILITIES		14,236,000	18,780	19,184
Commitments and contingencies
Shareholders’ equity
Ordinary shares US$ 0.003 par value per share; 33,333,333 authorized as of December 31, 2022 and 2023; 5,006,666 shares issued and outstanding as of December 31, 2022 and 2023	[1]	15,000	20	20
Additional paid-in capital		11,890,000	15,686	15,686
Treasury shares (9,952 acquired as of December 31, 2023)		(14,000)	(18)
Retained earnings		853,000	1,126	607
Accumulated other comprehensive loss		(77,000)	(101)	(32)
Total shareholders’ equity		12,667,000	16,713	16,281
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		26,903,000	35,493	35,465
Majority Shareholder [Member]
Current liabilities:
Loan from controlling shareholder				$ 741

[1]	Giving retroactive effect to the reverse share split effected which are detailed in Note 15 to the consolidated financial statements